Report of Directors Corporate Governance - Non-executive directors interests in shares (Details)	12 Months Ended
Dec. 31, 2021 shares
Disclosure of transactions between related parties [line items]
Period after appointment to meet minimum shareholding guideline	5 years
Total non-executive directors
Disclosure of transactions between related parties [line items]
Period after appointment to meet minimum shareholding guideline	5 years
Laura Cha
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	16,200
Henri de Castries
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	19,251
Rachel Duan
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	0
Dame Carolyn Fairbairn
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	0
James Forese
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	115,000
Steven Guggenheimer
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	15,000
Irene Lee
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	15,000
José Antonio Meade Kuribreña
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	15,000
Heidi Miller
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	15,700
Eileen Murray
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	75,000
David Nish
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	50,000
Jackson Tai
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	66,515
Mark Tucker
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	307,352
Pauline van der Meer Mohr
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	15,000